Note 7 - Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2020
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]
7.	EXPLORATION AND EVALUATION ASSETS

(a) In
2017,
the Company entered into an option earn-in agreement with a private group whereby the Company can earn up to a
100%
interest in a prospective land claim package. To
December 31, 2020,
the Company has incurred
$8,010
in exploration expenditures on the property and there are
no
further exploration funding requirements under the agreement. However, to earn a
100%
interest in the property package, the Company must make remaining cash or share payments of
$100
and
$150
on the
fourth
and
fifth
annual anniversaries of the agreement, at which time the vendors would retain a
2%
net smelter returns royalty (“NSR”). In
May 2020,
the Company elected to settle the
third
option payment of
$100
in shares, and issued
8,241
shares to the vendors in settlement of the payment.

(b) In late
2018,
the Company entered into an option agreement with another private group, whereby the Company has the right to earn
100%
ownership interest in a company which owns the Deer Trail project in Utah. The Company paid
$150
upon signing the agreement and another
$150
in
October 2020.
To earn
100%
interest in the property, the Company must make combined remaining cash payments of
$1,700
over the next
8
years, and fund a cumulative of
$30,000
of eligible exploration expenditures (
$4,459
incurred to
December 31, 2020)
by
2028.
As at
December 31, 2020,
the Company also bonded and recorded a
$409
reclamation liability for the project (see
Note
2
(l)
). Other than the reclamation liability, the balance of cash payments and exploration commitments are optional at the Company's discretion. Upon the Company's
100%
earn-in, the vendors would retain a
2%
NSR.

To
December 31, 2020,
the Company has incurred the following exploration and evaluation expenditures on these earn-in projects:

	Year ended	Year ended
	December 31, 2020	December 31, 2019
Exploration and evaluation assets:
Acquisition costs
Option payments	$250	$75
Reclamation obligation	149	260
Total acquisition costs	399	335
Geochemical	78	142
Camp and site costs	411	354
Drilling	198	-
Geological consulting	2,216	1,784
Geophysical	430	100
Land taxes and government fees	787	411
Legal, community and other consultation costs	393	260
Travel	294	232
Total for the year	5,206	3,618
Balance, beginning of year	7,266	3,648
Balance, end of year	$12,472	$7,266

Included in exploration and evaluation assets at
December 31, 2020,
were liabilities for trade and other payables of
$128
(
December 31, 2019:
$89
) and a reclamation obligation accrued in the year of
$149
(
December 31, 2019:
$260
), both non-cash investing activities.

A full impairment was recognized on the Cinco de Mayo property in Mexico in prior years, although the concessions are still maintained in good standing.